UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-3814

Reserve New York Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended August 31, 2008

Item 1.           Schedule of Investments

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST - NEW YORK MUNICIPAL MONEY-MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)
	TAX-EXEMPT OBLIGATIONS - 98.9%

	NEW YORK - 98.5%
$60,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 1.90%, 7/1/15(a)		$60,000
2,890,000	Columbia County IDA for Rual Manufacturing Co. Inc., Project A, 2.00%, 5/1/25(a)		2,890,000
6,500,000	Liberty Development Corporation for Greenwich LLC, 1.55% 12/1/39(a)		6,500,000
500,000	Long Island Power Authority Electric System Revenue, Series 1-A, 1.80%, 5/1/33(a)		500,000
445,000	Long Island Power Authority Electric System Revenue, Series F, 2.63%, 12/1/29(a)		445,000
900,000	Long Island Power Authority Electric System Revenue, Series G, 2.07%, 12/1/29(a)		900,000
2,340,000	Long Island Power Authority Electric System Revenue, Series N, 2.00%, 12/1/29(a)		2,340,000
8,000,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series A, 2.25%, 11/1/31(a)		8,000,000
1,630,000	Monroe County for Margaret Woodbury Strong Museum, 1.75%, 4/1/35(a)		1,630,000
1,245,000	Monroe County IDA for St. Ann’s Home Project, 1.70%, 7/1/30(a)		1,245,000
2,000,000	Nassau County Interim Financial Sales Tax Secured, Series B, 4.00%, 11/15/08		2,008,104
3,800,000	New York City Cultural Resources for Asian Society, 1.65%, 4/1/30(a)		3,800,000
2,600,000	New York City GO, Sub-Series A-9, 1.83%, 8/1/18(a)		2,600,000
1,050,000	New York City GO, Sub-Series C-5, 1.67%, 8/1/20(a)		1,050,000
2,300,000	New York City GO, Sub-Series F-3, 1.68%, 9/1/35(a)		2,300,000
1,575,000	New York City HDC Multifamily for 1405 Fifth Avenue Apartments, Series A, 1.78%, 7/1/39(a)		1,575,000
5,000,000	New York City HDC Multifamily for 2 Gold Street, Series A, 1.75%, 4/15/36(a)		5,000,000
8,100,000	New York City HFA Multifamily for Worth Street, 1.85%, 5/15/33(a)		8,100,000
1,700,000	New York City IDA for Children’s Oncology Society, 1.75%, 5/1/21(a)		1,700,000
7,800,000	New York City IDA for Liberty-FC Hanson Office Associates, 1.55%, 12/1/39(a)		7,800,000
1,720,000	New York City MWFA WSR for ROCS RR II R-11264, 1.78%, 6/15/37(a)		1,720,000
2,500,000	New York City TFA for Future Tax, Series A-1, 1.83%, 11/15/22(a)		2,500,000
3,400,000	New York City TFA for Future Tax, Series C, 1.65%, 2/1/32(a)		3,400,000
2,800,000	New York State Dorm Authority for Beverwyck Inc., 1.70%, 7/1/25(a)		2,800,000
2,000,000	New York State Dorm Authority for Rochester Friendly Home, 1.75%, 6/1/38(a)		2,000,000
2,755,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 1.88%, 6/1/42(a)		2,755,000
1,145,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.85%, 9/1/42(a)		1,145,000
5,000,000	New York State HFA for 125 West 31st Street Association, Series A, 1.85%, 5/15/38(a)		5,000,000
2,890,000	New York State HFA for Ramapo Spring VY Homes Project, Series A, 1.77%, 12/15/38(a)		2,890,000
2,600,000	New York State HFA for AMT Adj.Tribeca RMKT, 1.85%, 11/15/29(a)		2,600,000
8,505,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 1.81%, 11/1/38(a)		8,505,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 1.85%, 1/15/39(a)		6,500,000
900,000	New York State HFA for MTG Beacon Mews Dev, Series A, 1.88%, 4/1/39(a)		900,000
3,220,000	New York State HFA for Rip Van Winkle House, Series A, 1.72%, 11/1/34(a)		3,220,000
3,000,000	New York State HFA for Victory Housing, Series 2004 A, 1.85%, 11/1/33(a)		3,000,000
2,450,000	New York State LGAC, Series 4-V, 1.95%, 4/1/22(a)		2,450,000
6,455,000	New York State MFH for Avalon Bowery Place II-A, 1.95%, 11/1/39(a)		6,455,000
8,100,000	New York State R&D for Con Ed, Sub-Series C-2, 1.85%, 11/1/39(a)		8,100,000
2,300,000	New York State R&D for Long Island Lighting Company, Series A, 1.85%, 12/1/27(a)		2,300,000
1,195,000	Oswego County IDA for Fulton Thermal Corp Project, 2.00%, 6/1/14(a)		1,195,000
2,500,000	Otsego County IDA for Mary Imogene Bassett Hospital, Series A, 1.94%, 5/1/27(a)		2,500,000
6,600,000	Port Authority NY & NJ for ROCS RR II R-9206, 1.87%, 9/15/28(a)		6,600,000
1,050,000	Rockland County IDA for Gussack Realty/Tappan Wire, 1.85%, 5/1/22(a)		1,050,000
2,000,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 1.95%, 8/1/33(a)		2,000,000
5,000,000	Suffolk County IDA for Touro College Project, 1.75%, 6/1/37(a)		5,000,000
4,120,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.82%, 7/1/24(a)		4,120,000
1,500,000	Triborough Bridge & Tunnel Authority, Series A, 2.07%, 1/1/19(a)		1,500,000
2,690,000	Triborough Bridge & Tunnel Authority, Sub-Series B-1, 1.70%, 1/1/32(a)		2,690,000
2,850,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.74%, 1/1/32(a)		2,850,000
785,000	Triborough Bridge & Tunnel Authority, Sub-Series B-4, 1.90%, 1/1/32(a)		785,000
4,400,000	Troy IDA for Rensselaer Polytechnic Institute, 1.65%, 9/1/42(a)		4,400,000
6,500,000	Ulster County IDA for Kingston Regional Senior Living, Series C, 1.72%, 9/15/37(a)		6,500,000
8,755,000	Westchester IDA for Catherine Field Home, 1.72%, 1/1/31(a)		8,755,000
			178,628,104

	PUERTO RICO - 0.4%
700,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 2.65%, 7/1/29(a)		700,000

	Total Investments (Cost* $179,328,104)	98.9%	179,328,104
	Other Assets less Liabilities	1.1	1,998,501
	Net Assets	100.0%	$181,326,606

	Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
	183,442,894 shares, Class R		$1.00
	29,440 shares, Class Treasurer’s Trust		$1.00

See notes to financial statements.

(1) Recent Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$179,328,104.00

Level 3- Significant Unobservable Inputs	0

Total	$179,328,104.00

See notes to financial statements.

(2)Subsequent event

As of October 7, 2008, and until further notice, the New York Municipal Money-Market Fund (the “Fund”) is not offering any class of shares for purchase, except through dividend reinvestment. In addition, in accordance with relief provided pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”) under section 22(e) of the Investment Company Act of 1940 (“1940 Act”), the Fund has suspended the right of redemption and postponed the date of payment upon redemption of shares for an indefinite period. At times since September 15, 2008 the Fund failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

The Board of Trustees of the Reserve New York Municipal Money-Market Trust (“Board”) has voted to liquidate the net assets of the New York Municipal Money-Market Fund and distribute the resulting proceeds to fund shareholders. Upon conclusion of such distributions, the Fund will become inactive.

Under the SEC exemptive order, any distributions to shareholders of the Fund are subject to the supervision of the SEC. Concerning the Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the net assets of the Fund but cannot currently estimate the timing or amount of distributions to be made to shareholders.

Due to recent economic turmoil, the net assets of the Fund have significantly declined (see Note 3) resulting from significant redemptions by investors in the Fund.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the Primary Fund’s assets coupled with the aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the U.S. Treasury Fund, and the Funds.

The conditions and events described above resulted in a significant decline in the net assets of the Fund and in the Fund’s ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, contributed to the liquidation of the Fund. Further, the conditions and events described above may result in the Fund disposing of its assets at distressed prices in order to meet shareholder redemption requests.

As a result of the decline of the Primary Fund’s NAV below $1 the process of determining accurately the number of shares each investor held in the Primary Fund has proven extremely complex. Reserve is currently undergoing an extensive reconciliation process to ensure all shareholder accounts are in balance.

(3) Recent net assets and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

New York Municipal Money-Market Fund $ 109,937,667

Redemptions payable as of October 3, 2008 were as follows:

New York Municipal Money-Market Fund $ 971,702

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Reserve New York Municipal Money-Market Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 29, 2008

*  Print the name and title of each signing officer under his or her signature.